March 5, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account B, Registration Nos. 811-08017 and 333-19725

Annuity Investors Variable Account B, Registration Nos. 811-08017 and 333-51971

Annuity Investors Variable Account B, Registration Nos. 811-08017 and 333-51955

Ladies and Gentlemen:

We have transmitted to contract owners the annual reports for the period ended December 31, 2014 for the investment companies listed on Attachment 1 in which Annuity Investors Variable Account B invests.

Annuity Investors Life Insurance Company understands that the listed investment companies have filed these reports with the Commission under separate cover.

If you have any questions about this filing, please contact Karen M. McLaughlin at 513.412.1465.

Sincerely,

/s/ John P. Gruber

John P. Gruber

Senior Vice President

Attachment 1—List of Underlying Portfolios

Annuity Investors Variable Account B, Registration Nos. 811-08017 and 333-19725

Annuity Investors Variable Account B, Registration Nos. 811-08017 and 333-51971

Annuity Investors Variable Account B, Registration Nos. 811-08017 and 333-51955

1940 Act Number
American Century® Variable Portfolios, Inc.		811-05188
•	American Century VP Capital Appreciation Fund—Class I Shares
•	American Century VP Large Company Value Fund—Class I Shares
•	American Century VP Mid Cap Value Fund—Class I Shares
•	American Century VP Ultra® Fund—Class I Shares

Davis Variable Account Fund, Inc.		811-09293
•	Davis Value Portfolio

Deutsche Investments VIT Funds		811-07507
•	Deutsche Small Cap Index VIP—Class A Shares

Dreyfus Investment Portfolios		811-08673
•	Dreyfus IP MidCap Stock Portfolio—Service Shares
•	Dreyfus IP Technology Growth Portfolio—Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares		811-07044

Dreyfus Stock Index Fund, Inc.—Initial Shares		811-05719

Dreyfus Variable Investment Fund		811-05125
•	Dreyfus VIF Appreciation Portfolio—Initial Shares
•	Dreyfus VIF Growth and Income Portfolio—Initial Shares
•	Dreyfus VIF Money Market Portfolio
•	Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares

Franklin Templeton Variable Insurance Products Trust		811-05583
•	Templeton Foreign VIP Fund—Class 2 Shares

ALPS Variable Investment Trust		811-21987
•	Ibbotson Balanced ETF Asset Allocation Portfolio—Class II Shares
•	Ibbotson Conservative ETF Asset Allocation Portfolio—Class II Shares
•	Ibbotson Growth ETF Asset Allocation Portfolio—Class II Shares
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio—Class II Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		811-07452
•	Invesco V.I. American Value Fund—Series I Shares
•	Invesco V.I. Comstock Fund—Series I Shares
•	Invesco V.I. Core Equity Fund—Series I Shares
•	Invesco V.I. Diversified Dividend Fund—Series I Shares
•	Invesco V.I. Global Health Care Fund—Series I Shares
•	Invesco V.I. High Yield Fund—Series I Shares
•	Invesco V.I. Mid Cap Growth Fund —Series I Shares
•	Invesco V.I. Small Cap Equity Fund—Series I Shares

Janus Aspen Series		811-07736
•	Janus Aspen Balanced Portfolio—Institutional Shares
•	Janus Aspen Enterprise Portfolio—Institutional Shares
•	Janus Aspen Forty Portfolio—Institutional Shares
•	Janus Aspen Janus Portfolio—Institutional Shares
•	Janus Aspen Overseas Portfolio—Institutional Shares

Morgan Stanley—The Universal Institutional Funds, Inc.		811-07607
•	Morgan Stanley UIF Core Plus Fixed Income Portfolio—Class I Shares
•	Morgan Stanley UIF Mid Cap Growth Portfolio—Class I Shares
•	Morgan Stanley UIF U.S. Real Estate Portfolio—Class I Shares

Oppenheimer Variable Account Funds		811-04108
•	Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares
•	Oppenheimer Capital Income Fund/VA—Non-Service Shares
•	Oppenheimer Main Street Fund®/VA—Non-Service Shares

PIMCO Variable Insurance Trust		811-08399
•	PIMCO VIT Real Return Portfolio—Administrative Class
•	PIMCO VIT Total Return Portfolio—Administrative Class

Wilshire Variable Insurance Trust		811-07917
•	Wilshire 2015 ETF Fund
•	Wilshire 2025 ETF Fund
•	Wilshire 2035 ETF Fund

Calamos Advisors Trust		811-09237
•	Calamos Growth and Income Portfolio (closed)

Janus Aspen Series		811-07736
•	Janus Global Research Portfolio—Institutional Shares (closed)

Timothy Plan		811-08228
•	The Timothy Plan Conservative Growth Variable Series (closed)
•	The Timothy Plan Strategic Growth Variable Series (closed)